Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2023
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Disclosure of assets pledged and assets transferred as security against liabilities	The following table summarises the nature and carrying amount of the assets pledged as security:

	Barclays Bank Group
	2023	2022
	£m	£m
Cash collateral and settlement balances	70,007	75,790
Loans and advances at amortised cost	46,902	36,752
Trading portfolio assets	117,696	63,914
Financial assets at fair value through the income statement	9,847	7,747
Financial assets at fair value through other comprehensive income	24,118	16,164
Assets pledged	268,570	200,367
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represents the gross carrying value of the assets pledged and the associated liabilities represents the IFRS balance sheet value of the related liability recorded on the balance sheet.

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2023
Derivatives	77,102	(77,102)
Repurchase agreements	69,740	(41,916)
Securities lending arrangements	115,909	—
Other	5,819	(5,188)
	268,570	(124,206)

At 31 December 2022
Derivatives	77,941	(77,941)
Repurchase agreements	54,509	(31,220)
Securities lending arrangements	62,741	—
Other	5,176	(4,788)
	200,367	(113,949)

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2023
Recourse to transferred assets only	6,769	(2,336)	7,315	(2,303)	5,012
2022
Recourse to transferred assets only	5,176	(1,433)	5,613	(1,356)	4,257

Disclosure of collateral held as security for assets	Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Bank Group is allowed to resell or re-pledge the collateral held. Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
Fair value of securities accepted as collateral	1,207,312	989,211
Of which fair value of securities re-pledged/transferred to others	1,105,760	892,760